American Funds Target Date Retirement Series®
American Funds 2070
Target Date Retirement Fund
Investment portfolio
January 31, 2025
unaudited
Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	123,509	$8,013
SMALLCAP World Fund, Inc., Class R-6	111,621	8,013
New World Fund, Inc., Class R-6	81,106	6,411
AMCAP Fund, Class R-6	123,254	5,609
The Growth Fund of America, Class R-6	71,528	5,609
The New Economy Fund, Class R-6	61,773	4,007
EuroPacific Growth Fund, Class R-6	28,446	1,603
		39,265
Growth-and-income funds 37%
Fundamental Investors, Class R-6	85,653	7,212
Capital World Growth and Income Fund, Class R-6	96,910	6,411
Washington Mutual Investors Fund, Class R-6	100,072	6,410
The Investment Company of America, Class R-6	92,961	5,609
American Mutual Fund, Class R-6	69,632	4,007
		29,649
Balanced funds 8%
American Balanced Fund, Class R-6	135,972	4,808
American Funds Global Balanced Fund, Class R-6	42,398	1,603
		6,411
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	340,121	4,007
American Funds Emerging Markets Bond Fund, Class R-6	105,161	801
		4,808
Total investment securities 100% (cost: $80,231,000)		80,133
Other assets less liabilities 0%		118
Net assets 100%		$80,251
American Funds Target Date Retirement Series — Page 1 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,557	$5,468	$39	$(1)	$28	$8,013	$41	$204
SMALLCAP World Fund, Inc., Class R-6	2,557	5,518	41	(3)	(18)	8,013	46	—
New World Fund, Inc., Class R-6	1,789	4,799	63	(2)	(112)	6,411	47	103
AMCAP Fund, Class R-6	1,789	3,825	12	(1)	8	5,609	20	180
The Growth Fund of America, Class R-6	1,790	3,833	11	(1)	(2)	5,609	22	261
The New Economy Fund, Class R-6	1,278	2,785	9	(1)	(46)	4,007	3	205
EuroPacific Growth Fund, Class R-6	511	1,123	17	(1)	(13)	1,603	10	30
						39,265
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,301	5,007	22	(3)	(71)	7,212	24	285
Capital World Growth and Income Fund, Class R-6	2,109	4,411	43	(4)	(62)	6,411	24	220
Washington Mutual Investors Fund, Class R-6	2,045	4,379	40	(1)	27	6,410	18	153
The Investment Company of America, Class R-6	1,789	3,859	27	(3)	(9)	5,609	11	242
American Mutual Fund, Class R-6	1,278	2,792	32	(3)	(28)	4,007	15	104
						29,649
Balanced funds 8%
American Balanced Fund, Class R-6	1,532	3,367	45	(3)	(43)	4,808	31	129
American Funds Global Balanced Fund, Class R-6	765	1,136	279	(6)	(13)	1,603	5	34
						6,411
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,288	2,806	73	(4)	(10)	4,007	27	—
American Funds Emerging Markets Bond Fund, Class R-6	194	628	15	(1)	(5)	801	9	—
						4,808
Total 100%				$(38)	$(369)	$80,133	$353	$2,150

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 2 of 27

American Funds 2065
Target Date Retirement Fund
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	6,523,140	$423,221
SMALLCAP World Fund, Inc., Class R-6	5,895,269	423,221
New World Fund, Inc., Class R-6	4,283,396	338,560
AMCAP Fund, Class R-6	6,509,093	296,229
The Growth Fund of America, Class R-6	3,777,465	296,229
The New Economy Fund, Class R-6	3,261,904	211,567
EuroPacific Growth Fund, Class R-6	1,501,146	84,575
		2,073,602
Growth-and-income funds 37%
Fundamental Investors, Class R-6	4,522,981	380,835
Capital World Growth and Income Fund, Class R-6	5,117,221	338,504
Washington Mutual Investors Fund, Class R-6	5,284,174	338,504
The Investment Company of America, Class R-6	4,908,408	296,173
American Mutual Fund, Class R-6	3,677,697	211,615
		1,565,631
Balanced funds 8%
American Balanced Fund, Class R-6	7,169,594	253,517
American Funds Global Balanced Fund, Class R-6	2,235,978	84,520
		338,037
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	18,108,445	213,317
American Funds Emerging Markets Bond Fund, Class R-6	5,577,102	42,498
		255,815
Total investment securities 100% (cost: $3,828,111,000)		4,233,085
Other assets less liabilities 0%		(604)
Net assets 100%		$4,232,481
American Funds Target Date Retirement Series — Page 3 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$365,598	$53,961	$—	$—	$3,662	$423,221	$3,341	$16,500
SMALLCAP World Fund, Inc., Class R-6	365,915	56,280	1,036	(286)	2,348	423,221	3,659	—
New World Fund, Inc., Class R-6	255,808	93,710	—	—	(10,958)	338,560	3,835	8,343
AMCAP Fund, Class R-6	255,808	36,387	—	—	4,034	296,229	1,636	14,564
The Growth Fund of America, Class R-6	255,808	39,958	3,844	(29)	4,336	296,229	1,788	20,985
The New Economy Fund, Class R-6	182,615	31,147	—	—	(2,195)	211,567	252	16,673
EuroPacific Growth Fund, Class R-6	72,887	13,477	—	—	(1,789)	84,575	824	2,445
						2,073,602
Growth-and-income funds 37%
Fundamental Investors, Class R-6	328,502	55,015	—	—	(2,682)	380,835	1,903	23,034
Capital World Growth and Income Fund, Class R-6	301,055	48,889	6,120	(119)	(5,201)	338,504	1,904	17,755
Washington Mutual Investors Fund, Class R-6	292,363	44,575	932	3	2,495	338,504	1,453	12,395
The Investment Company of America, Class R-6	255,508	40,328	—	—	337	296,173	882	19,669
American Mutual Fund, Class R-6	183,595	31,766	533	2	(3,215)	211,615	1,175	8,357
						1,565,631
Balanced funds 8%
American Balanced Fund, Class R-6	220,168	37,028	—	—	(3,679)	253,517	2,688	11,229
American Funds Global Balanced Fund, Class R-6	110,208	13,934	37,432	1,278	(3,468)	84,520	423	2,686
						338,037
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	185,859	30,644	1,439	(324)	(1,423)	213,317	2,236	—
American Funds Emerging Markets Bond Fund, Class R-6	27,982	15,226	—	—	(710)	42,498	707	—
						255,815
Total 100%				$525	$(18,108)	$4,233,085	$28,706	$174,635

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 4 of 27

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	23,654,808	$1,534,724
SMALLCAP World Fund, Inc., Class R-6	21,351,075	1,532,794
New World Fund, Inc., Class R-6	15,589,866	1,232,223
AMCAP Fund, Class R-6	23,688,951	1,078,084
The Growth Fund of America, Class R-6	13,747,566	1,078,084
The New Economy Fund, Class R-6	11,868,741	769,806
EuroPacific Growth Fund, Class R-6	5,503,288	310,055
American Funds Global Insight Fund, Class R-6	630,241	15,334
		7,551,104
Growth-and-income funds 37%
Fundamental Investors, Class R-6	16,454,229	1,385,446
Capital World Growth and Income Fund, Class R-6	18,615,724	1,231,430
Washington Mutual Investors Fund, Class R-6	19,221,156	1,231,308
The Investment Company of America, Class R-6	17,811,786	1,074,763
American Mutual Fund, Class R-6	13,529,582	778,492
		5,701,439
Balanced funds 8%
American Balanced Fund, Class R-6	26,145,910	924,520
American Funds Global Balanced Fund, Class R-6	8,158,077	308,375
		1,232,895
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	65,661,599	773,494
American Funds Emerging Markets Bond Fund, Class R-6	20,334,565	154,949
		928,443
Total investment securities 100% (cost: $13,369,295,000)		15,413,881
Other assets less liabilities 0%		(1,695)
Net assets 100%		$15,412,186
American Funds Target Date Retirement Series — Page 5 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$1,426,736	$114,545	$19,592	$7,682	$5,353	$1,534,724	$12,759	$63,016
SMALLCAP World Fund, Inc., Class R-6	1,426,734	137,799	40,972	5,863	3,370	1,532,794	13,760	—
New World Fund, Inc., Class R-6	997,527	290,661	14,476	4,546	(46,035)	1,232,223	14,520	31,586
AMCAP Fund, Class R-6	997,527	81,620	16,215	4,967	10,185	1,078,084	6,279	55,898
The Growth Fund of America, Class R-6	1,011,384	95,307	45,366	8,386	8,373	1,078,084	6,870	80,642
The New Economy Fund, Class R-6	714,475	73,567	9,114	3,928	(13,050)	769,806	969	64,087
EuroPacific Growth Fund, Class R-6	282,180	38,268	3,650	879	(7,622)	310,055	3,096	9,185
American Funds Global Insight Fund, Class R-6	—	14,906	180	9	599	15,334	—	—
						7,551,104
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,285,448	134,012	24,127	7,640	(17,527)	1,385,446	7,252	87,773
Capital World Growth and Income Fund, Class R-6	1,177,132	110,845	36,170	4,986	(25,363)	1,231,430	7,252	67,625
Washington Mutual Investors Fund, Class R-6	1,143,256	98,656	19,910	6,215	3,091	1,231,308	5,534	47,210
The Investment Company of America, Class R-6	999,549	98,061	23,529	7,477	(6,795)	1,074,763	3,364	75,012
American Mutual Fund, Class R-6	716,642	85,409	11,285	3,532	(15,806)	778,492	4,470	31,797
						5,701,439
Balanced funds 8%
American Balanced Fund, Class R-6	861,930	87,056	10,829	3,153	(16,790)	924,520	10,198	42,606
American Funds Global Balanced Fund, Class R-6	430,314	33,770	147,287	10,912	(19,334)	308,375	1,612	10,228
						1,232,895
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	726,850	83,571	30,148	(26)	(6,753)	773,494	8,468	—
American Funds Emerging Markets Bond Fund, Class R-6	109,249	50,199	1,793	26	(2,732)	154,949	2,666	—
						928,443
Total 100%				$80,175	$(146,836)	$15,413,881	$109,069	$666,665

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 27

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	34,870,826	$2,262,419
SMALLCAP World Fund, Inc., Class R-6	31,330,029	2,249,182
New World Fund, Inc., Class R-6	25,116,300	1,985,192
The Growth Fund of America, Class R-6	22,430,447	1,758,996
AMCAP Fund, Class R-6	38,648,973	1,758,915
The New Economy Fund, Class R-6	19,172,137	1,243,505
American Funds Global Insight Fund, Class R-6	21,165,255	514,950
EuroPacific Growth Fund, Class R-6	8,980,740	505,975
		12,279,134
Growth-and-income funds 37%
Fundamental Investors, Class R-6	26,660,917	2,244,849
Washington Mutual Investors Fund, Class R-6	31,314,404	2,006,001
Capital World Growth and Income Fund, Class R-6	30,214,698	1,998,702
American Mutual Fund, Class R-6	26,400,689	1,519,096
The Investment Company of America, Class R-6	24,958,972	1,506,025
		9,274,673
Equity-income funds 0%
Capital Income Builder, Class R-6	353,127	25,065
The Income Fund of America, Class R-6	991,193	24,988
		50,053
Balanced funds 8%
American Balanced Fund, Class R-6	43,014,712	1,521,000
American Funds Global Balanced Fund, Class R-6	13,301,480	502,796
		2,023,796
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	107,123,986	1,261,920
American Funds Emerging Markets Bond Fund, Class R-6	33,119,635	252,372
		1,514,292
Total investment securities 100% (cost: $21,232,479,000)		25,141,948
Other assets less liabilities 0%		(3,039)
Net assets 100%		$25,138,909
American Funds Target Date Retirement Series — Page 7 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,117,798	$156,200	$30,606	$10,431	$8,596	$2,262,419	$18,935	$93,516
SMALLCAP World Fund, Inc., Class R-6	2,117,798	185,250	68,223	6,222	8,135	2,249,182	20,109	—
New World Fund, Inc., Class R-6	1,646,639	428,389	20,452	6,568	(75,952)	1,985,192	23,759	51,683
The Growth Fund of America, Class R-6	1,691,807	146,506	107,847	17,341	11,189	1,758,996	11,300	132,646
AMCAP Fund, Class R-6	1,651,871	116,423	33,988	9,205	15,404	1,758,915	10,347	92,112
The New Economy Fund, Class R-6	1,195,319	108,957	45,179	6,708	(22,300)	1,243,505	1,599	105,783
American Funds Global Insight Fund, Class R-6	460,084	48,154	4,926	1,535	10,103	514,950	5,990	—
EuroPacific Growth Fund, Class R-6	460,084	62,114	4,846	1,290	(12,667)	505,975	5,110	15,160
						12,279,134
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,134,653	171,968	45,280	11,219	(27,711)	2,244,849	11,911	144,155
Washington Mutual Investors Fund, Class R-6	1,896,422	141,613	47,485	10,302	5,149	2,006,001	9,060	77,292
Capital World Growth and Income Fund, Class R-6	1,937,747	158,655	63,189	8,117	(42,628)	1,998,702	11,915	111,104
American Mutual Fund, Class R-6	1,421,525	147,008	25,103	7,111	(31,445)	1,519,096	8,777	62,442
The Investment Company of America, Class R-6	1,425,206	116,540	36,757	9,849	(8,813)	1,506,025	4,733	105,553
						9,274,673
Equity-income funds 0%
Capital Income Builder, Class R-6	—	24,501	239	10	793	25,065	—	—
The Income Fund of America, Class R-6	—	24,434	238	9	783	24,988	—	—
						50,053
Balanced funds 8%
American Balanced Fund, Class R-6	1,426,391	136,413	19,891	4,284	(26,197)	1,521,000	16,733	69,911
American Funds Global Balanced Fund, Class R-6	713,661	40,337	237,433	21,980	(35,749)	502,796	2,637	16,734
						2,023,796
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,203,713	116,418	47,137	(104)	(10,970)	1,261,920	13,869	—
American Funds Emerging Markets Bond Fund, Class R-6	180,912	78,312	2,384	37	(4,505)	252,372	4,368	—
						1,514,292
Total 100%				$132,114	$(238,785)	$25,141,948	$181,152	$1,078,091

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 27

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 46%	Shares	Value (000)
New Perspective Fund, Class R-6	48,658,167	$3,156,942
SMALLCAP World Fund, Inc., Class R-6	39,279,012	2,819,840
AMCAP Fund, Class R-6	54,553,694	2,482,739
The Growth Fund of America, Class R-6	31,659,508	2,482,738
New World Fund, Inc., Class R-6	26,921,745	2,127,895
The New Economy Fund, Class R-6	21,900,401	1,420,460
American Funds Global Insight Fund, Class R-6	44,485,504	1,082,332
EuroPacific Growth Fund, Class R-6	12,651,470	712,784
		16,285,730
Growth-and-income funds 35%
Fundamental Investors, Class R-6	33,520,228	2,822,403
Washington Mutual Investors Fund, Class R-6	44,039,281	2,821,156
Capital World Growth and Income Fund, Class R-6	37,601,331	2,487,328
American Mutual Fund, Class R-6	43,191,117	2,485,217
The Investment Company of America, Class R-6	29,296,520	1,767,752
		12,383,856
Equity-income funds 4%
The Income Fund of America, Class R-6	29,526,816	744,371
Capital Income Builder, Class R-6	10,237,092	726,629
		1,471,000
Balanced funds 9%
American Balanced Fund, Class R-6	70,711,394	2,500,355
American Funds Global Balanced Fund, Class R-6	18,766,661	709,380
		3,209,735
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	150,969,994	1,778,427
American Funds Emerging Markets Bond Fund, Class R-6	46,671,440	355,636
		2,134,063
Total investment securities 100% (cost: $29,308,608,000)		35,484,384
Other assets less liabilities 0%		(4,486)
Net assets 100%		$35,479,898
American Funds Target Date Retirement Series — Page 9 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
New Perspective Fund, Class R-6	$2,999,326	$191,950	$59,276	$13,505	$11,437	$3,156,942	$26,828	$132,501
SMALLCAP World Fund, Inc., Class R-6	2,671,880	190,015	59,495	6,715	10,725	2,819,840	25,182	—
AMCAP Fund, Class R-6	2,356,733	154,072	62,825	11,251	23,508	2,482,739	14,683	130,709
The Growth Fund of America, Class R-6	2,406,393	208,008	172,293	28,614	12,016	2,482,738	16,018	188,027
New World Fund, Inc., Class R-6	1,812,431	406,368	17,603	6,537	(79,838)	2,127,895	25,178	54,769
The New Economy Fund, Class R-6	1,376,896	122,390	62,223	13,073	(29,676)	1,420,460	1,812	119,912
American Funds Global Insight Fund, Class R-6	981,942	85,286	8,944	2,541	21,507	1,082,332	12,730	—
EuroPacific Growth Fund, Class R-6	649,443	86,442	6,818	1,468	(17,751)	712,784	7,239	21,480
						16,285,730
Growth-and-income funds 35%
Fundamental Investors, Class R-6	2,690,119	207,433	54,608	14,361	(34,902)	2,822,403	14,975	181,233
Washington Mutual Investors Fund, Class R-6	2,698,484	159,821	59,511	13,764	8,598	2,821,156	12,754	108,800
Capital World Growth and Income Fund, Class R-6	2,434,924	193,264	98,619	11,420	(53,661)	2,487,328	14,745	137,500
American Mutual Fund, Class R-6	2,361,843	199,743	36,597	12,306	(52,078)	2,485,217	14,420	102,581
The Investment Company of America, Class R-6	1,687,284	135,885	56,503	11,001	(9,915)	1,767,752	5,577	124,373
						12,383,856
Equity-income funds 4%
The Income Fund of America, Class R-6	670,751	92,985	7,430	964	(12,899)	744,371	13,574	14,849
Capital Income Builder, Class R-6	669,961	74,968	6,852	1,066	(12,514)	726,629	9,681	15,742
						1,471,000
Balanced funds 9%
American Balanced Fund, Class R-6	2,304,492	255,284	22,685	6,616	(43,352)	2,500,355	27,572	115,195
American Funds Global Balanced Fund, Class R-6	898,916	45,438	216,856	25,445	(43,563)	709,380	3,713	23,562
						3,209,735
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,701,424	153,017	60,332	(883)	(14,799)	1,778,427	19,578	—
American Funds Emerging Markets Bond Fund, Class R-6	249,818	114,963	2,908	42	(6,279)	355,636	6,149	—
						2,134,063
Total 100%				$179,806	$(323,436)	$35,484,384	$272,408	$1,471,233

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 27

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	42,570,664	$2,761,985
AMCAP Fund, Class R-6	60,681,401	2,761,611
The Growth Fund of America, Class R-6	35,215,641	2,761,611
SMALLCAP World Fund, Inc., Class R-6	38,192,985	2,741,874
New World Fund, Inc., Class R-6	29,446,054	2,327,416
American Funds Global Insight Fund, Class R-6	64,940,832	1,580,010
The New Economy Fund, Class R-6	24,337,099	1,578,504
EuroPacific Growth Fund, Class R-6	13,368,390	753,175
		17,266,186
Growth-and-income funds 33%
Fundamental Investors, Class R-6	37,355,517	3,145,335
Capital World Growth and Income Fund, Class R-6	41,769,409	2,763,046
American Mutual Fund, Class R-6	47,934,306	2,758,140
Washington Mutual Investors Fund, Class R-6	42,933,710	2,750,334
The Investment Company of America, Class R-6	26,243,228	1,583,516
International Growth and Income Fund, Class R-6	824,801	30,732
		13,031,103
Equity-income funds 7%
The Income Fund of America, Class R-6	62,571,766	1,577,434
Capital Income Builder, Class R-6	16,662,610	1,182,712
		2,760,146
Balanced funds 10%
American Balanced Fund, Class R-6	89,230,170	3,155,179
American Funds Global Balanced Fund, Class R-6	20,876,561	789,134
		3,944,313
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	167,603,684	1,974,371
American Funds Emerging Markets Bond Fund, Class R-6	51,033,209	388,873
Capital World Bond Fund, Class R-6	2,273,173	35,803
American Funds Inflation Linked Bond Fund, Class R-6	3,853,758	35,724
American Funds Multi-Sector Income Fund, Class R-6	3,797,644	35,698
		2,470,469
Total investment securities 100% (cost: $32,487,948,000)		39,472,217
Other assets less liabilities 0%		(5,202)
Net assets 100%		$39,467,015
American Funds Target Date Retirement Series — Page 11 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$2,629,133	$147,290	$37,199	$11,067	$11,694	$2,761,985	$23,226	$114,710
AMCAP Fund, Class R-6	2,625,197	172,840	75,423	12,212	26,785	2,761,611	16,309	145,188
The Growth Fund of America, Class R-6	2,678,671	237,047	199,212	30,774	14,331	2,761,611	17,809	209,051
SMALLCAP World Fund, Inc., Class R-6	2,604,654	179,707	59,965	(634)	18,112	2,741,874	24,441	—
New World Fund, Inc., Class R-6	1,924,741	500,488	15,641	5,906	(88,078)	2,327,416	28,070	61,061
American Funds Global Insight Fund, Class R-6	1,456,669	99,354	10,605	2,902	31,690	1,580,010	18,890	—
The New Economy Fund, Class R-6	1,513,966	138,514	54,820	12,511	(31,667)	1,578,504	2,016	133,384
EuroPacific Growth Fund, Class R-6	723,439	75,967	27,080	1,248	(20,399)	753,175	8,057	23,906
						17,266,186
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,002,929	218,464	53,695	14,045	(36,408)	3,145,335	16,642	201,411
Capital World Growth and Income Fund, Class R-6	2,691,209	206,213	87,157	9,521	(56,740)	2,763,046	16,396	152,897
American Mutual Fund, Class R-6	2,637,426	200,193	35,939	11,644	(55,184)	2,758,140	15,964	113,571
Washington Mutual Investors Fund, Class R-6	2,635,766	135,711	43,633	12,550	9,940	2,750,334	12,345	105,314
The Investment Company of America, Class R-6	1,511,890	115,661	45,866	11,888	(10,057)	1,583,516	4,964	110,697
International Growth and Income Fund, Class R-6	—	29,950	206	11	977	30,732	—	—
						13,031,103
Equity-income funds 7%
The Income Fund of America, Class R-6	1,498,815	127,713	19,447	1,431	(31,078)	1,577,434	30,346	33,196
Capital Income Builder, Class R-6	1,120,224	94,643	11,805	1,447	(21,797)	1,182,712	16,199	26,342
						2,760,146
Balanced funds 10%
American Balanced Fund, Class R-6	3,002,424	230,017	30,929	6,662	(52,995)	3,155,179	35,030	146,356
American Funds Global Balanced Fund, Class R-6	1,021,174	61,053	272,531	26,891	(47,453)	789,134	4,130	26,212
						3,944,313
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,891,882	150,268	50,399	92	(17,472)	1,974,371	21,749	—
American Funds Emerging Markets Bond Fund, Class R-6	275,556	122,934	2,583	37	(7,071)	388,873	6,823	—
Capital World Bond Fund, Class R-6	—	35,444	238	5	592	35,803	—	—
American Funds Inflation Linked Bond Fund, Class R-6	—	35,406	237	3	552	35,724	—	—
American Funds Multi-Sector Income Fund, Class R-6	—	35,593	237	3	339	35,698	130	—
						2,470,469
Total 100%				$172,216	$(361,387)	$39,472,217	$319,536	$1,603,296

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 27

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 39%	Shares	Value (000)
The Growth Fund of America, Class R-6	41,580,268	$3,260,725
AMCAP Fund, Class R-6	71,474,519	3,252,805
New Perspective Fund, Class R-6	49,237,448	3,194,526
SMALLCAP World Fund, Inc., Class R-6	37,511,883	2,692,978
American Funds Global Insight Fund, Class R-6	75,500,033	1,836,916
The New Economy Fund, Class R-6	27,844,552	1,805,998
New World Fund, Inc., Class R-6	22,826,285	1,804,189
		17,848,137
Growth-and-income funds 33%
Fundamental Investors, Class R-6	38,708,902	3,259,290
Capital World Growth and Income Fund, Class R-6	49,061,606	3,245,425
American Mutual Fund, Class R-6	56,344,720	3,242,075
Washington Mutual Investors Fund, Class R-6	43,364,819	2,777,950
The Investment Company of America, Class R-6	31,150,023	1,879,592
International Growth and Income Fund, Class R-6	24,493,605	912,632
		15,316,964
Equity-income funds 7%
The Income Fund of America, Class R-6	73,318,600	1,848,362
Capital Income Builder, Class R-6	19,455,971	1,380,985
		3,229,347
Balanced funds 10%
American Balanced Fund, Class R-6	104,217,999	3,685,148
American Funds Global Balanced Fund, Class R-6	24,536,849	927,493
		4,612,641
Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	195,934,477	2,308,108
American Funds Inflation Linked Bond Fund, Class R-6	105,959,153	982,241
American Funds Multi-Sector Income Fund, Class R-6	99,806,498	938,181
Capital World Bond Fund, Class R-6	57,951,390	912,735
American Funds Mortgage Fund, Class R-6	11,798,371	101,820
Intermediate Bond Fund of America, Class R-6	4,459,966	55,482
American Funds Strategic Bond Fund, Class R-6	3,566,555	32,313
		5,330,880
Total investment securities 100% (cost: $37,848,939,000)		46,337,969
Other assets less liabilities 0%		(6,012)
Net assets 100%		$46,331,957
American Funds Target Date Retirement Series — Page 13 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 39%
The Growth Fund of America, Class R-6	$3,145,195	$267,224	$205,883	$41,869	$12,320	$3,260,725	$20,978	$246,247
AMCAP Fund, Class R-6	3,106,602	190,036	91,386	13,999	33,554	3,252,805	19,191	170,845
New Perspective Fund, Class R-6	3,069,329	194,952	94,586	13,117	11,714	3,194,526	27,387	135,258
SMALLCAP World Fund, Inc., Class R-6	2,635,556	97,632	55,563	10,250	5,103	2,692,978	24,798	—
American Funds Global Insight Fund, Class R-6	1,736,878	71,586	11,426	3,134	36,744	1,836,916	22,333	—
The New Economy Fund, Class R-6	1,781,694	159,960	111,012	9,881	(34,525)	1,805,998	2,382	157,578
New World Fund, Inc., Class R-6	1,543,055	345,236	18,685	4,246	(69,663)	1,804,189	22,082	48,036
EuroPacific Growth Fund, Class R-6[2]	57,501	—	56,904	16,348	(16,945)	—	—	—
						17,848,137
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,136,503	225,679	80,599	18,753	(41,046)	3,259,290	17,224	208,455
Capital World Growth and Income Fund, Class R-6	3,096,728	225,462	20,251	8,812	(65,326)	3,245,425	19,362	180,551
American Mutual Fund, Class R-6	3,134,480	207,446	48,207	15,228	(66,872)	3,242,075	18,844	134,055
Washington Mutual Investors Fund, Class R-6	2,695,300	122,225	62,732	15,748	7,409	2,777,950	12,483	106,490
The Investment Company of America, Class R-6	1,805,467	136,741	65,261	15,708	(13,063)	1,879,592	5,869	130,873
International Growth and Income Fund, Class R-6	804,941	117,031	5,676	1,678	(5,342)	912,632	4,351	6,535
						15,316,964
Equity-income funds 7%
The Income Fund of America, Class R-6	1,790,558	112,233	20,370	1,997	(36,056)	1,848,362	35,593	38,935
Capital Income Builder, Class R-6	1,337,633	76,052	8,555	1,717	(25,862)	1,380,985	19,067	31,007
						3,229,347
Balanced funds 10%
American Balanced Fund, Class R-6	3,570,789	219,194	50,241	8,053	(62,647)	3,685,148	41,346	172,745
American Funds Global Balanced Fund, Class R-6	1,166,840	72,042	287,273	35,284	(59,400)	927,493	4,857	30,826
						4,612,641
Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	2,243,955	149,398	64,357	(298)	(20,590)	2,308,108	25,659	—
American Funds Inflation Linked Bond Fund, Class R-6	953,453	118,734	71,494	(7,189)	(11,263)	982,241	20,379	—
American Funds Multi-Sector Income Fund, Class R-6	893,757	61,170	14,874	209	(2,081)	938,181	14,998	—
Capital World Bond Fund, Class R-6	708,820	235,082	9,641	(244)	(21,282)	912,735	8,517	—
American Funds Mortgage Fund, Class R-6	—	101,600	621	8	833	101,820	268	—
Intermediate Bond Fund of America, Class R-6	—	55,449	338	2	369	55,482	107	—
American Funds Strategic Bond Fund, Class R-6	—	32,194	197	3	313	32,313	—	—
						5,330,880
Total 100%				$228,313	$(443,604)	$46,337,969	$388,075	$1,798,436

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 1/31/2025.
American Funds Target Date Retirement Series — Page 14 of 27

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 23%	Shares	Value (000)
AMCAP Fund, Class R-6	67,548,427	$3,074,129
The Growth Fund of America, Class R-6	38,636,047	3,029,839
SMALLCAP World Fund, Inc., Class R-6	27,178,857	1,951,170
American Funds Global Insight Fund, Class R-6	78,713,679	1,915,104
New Perspective Fund, Class R-6	23,927,460	1,552,413
The New Economy Fund, Class R-6	873,742	56,671
New World Fund, Inc., Class R-6	700,515	55,369
		11,634,695
Growth-and-income funds 31%
American Mutual Fund, Class R-6	61,345,246	3,529,805
Capital World Growth and Income Fund, Class R-6	53,177,914	3,517,719
Fundamental Investors, Class R-6	36,272,756	3,054,166
Washington Mutual Investors Fund, Class R-6	40,601,429	2,600,928
The Investment Company of America, Class R-6	34,728,609	2,095,524
International Growth and Income Fund, Class R-6	24,948,493	929,581
		15,727,723
Equity-income funds 8%
The Income Fund of America, Class R-6	79,261,195	1,998,175
Capital Income Builder, Class R-6	27,159,961	1,927,814
		3,925,989
Balanced funds 13%
American Balanced Fund, Class R-6	113,903,385	4,027,624
American Funds Global Balanced Fund, Class R-6	63,660,334	2,406,360
		6,433,984
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	270,096,535	2,503,795
American Funds Mortgage Fund, Class R-6	287,214,687	2,478,663
U.S. Government Securities Fund, Class R-6	210,412,797	2,478,663
Intermediate Bond Fund of America, Class R-6	122,479,241	1,523,642
American Funds Multi-Sector Income Fund, Class R-6	156,742,286	1,473,377
American Funds Strategic Bond Fund, Class R-6	107,145,128	970,735
Capital World Bond Fund, Class R-6	61,633,959	970,735
The Bond Fund of America, Class R-6	12,747,517	142,262
		12,541,872
Total investment securities 100% (cost: $42,659,895,000)		50,264,263
Other assets less liabilities 0%		(6,745)
Net assets 100%		$50,257,518
American Funds Target Date Retirement Series — Page 15 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 23%
AMCAP Fund, Class R-6	$2,933,792	$181,376	$84,237	$14,935	$28,263	$3,074,129	$18,317	$163,059
The Growth Fund of America, Class R-6	2,968,325	254,841	240,068	32,921	13,820	3,029,839	20,006	234,835
SMALLCAP World Fund, Inc., Class R-6	1,934,812	18,188	12,009	6,198	3,981	1,951,170	18,189	—
American Funds Global Insight Fund, Class R-6	1,861,892	23,281	11,748	3,187	38,492	1,915,104	23,281	—
New Perspective Fund, Class R-6	1,525,467	79,692	64,469	13,966	(2,243)	1,552,413	13,419	66,274
The New Economy Fund, Class R-6	84,739	6,162	32,939	15,542	(16,833)	56,671	92	6,070
New World Fund, Inc., Class R-6	85,039	2,753	29,077	9,734	(13,080)	55,369	867	1,886
						11,634,695
Growth-and-income funds 31%
American Mutual Fund, Class R-6	3,440,906	167,622	21,525	11,530	(68,728)	3,529,805	20,658	146,964
Capital World Growth and Income Fund, Class R-6	3,383,842	216,667	21,648	9,105	(70,247)	3,517,719	20,985	195,683
Fundamental Investors, Class R-6	2,974,150	218,058	113,741	20,071	(44,372)	3,054,166	16,642	201,416
Washington Mutual Investors Fund, Class R-6	2,484,382	111,382	15,965	8,727	12,402	2,600,928	11,686	99,695
The Investment Company of America, Class R-6	1,960,785	152,923	19,517	7,797	(6,464)	2,095,524	6,563	146,361
International Growth and Income Fund, Class R-6	929,161	11,109	5,701	1,685	(6,673)	929,581	4,440	6,669
						15,727,723
Equity-income funds 8%
The Income Fund of America, Class R-6	1,966,741	81,675	12,212	2,652	(40,681)	1,998,175	39,006	42,669
Capital Income Builder, Class R-6	1,903,580	70,451	11,779	2,559	(36,997)	1,927,814	26,826	43,625
						3,925,989
Balanced funds 13%
American Balanced Fund, Class R-6	3,878,231	233,968	24,743	7,868	(67,700)	4,027,624	45,185	188,783
American Funds Global Balanced Fund, Class R-6	2,382,494	94,267	14,696	3,273	(58,978)	2,406,360	12,832	81,435
						6,433,984
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	2,379,849	189,177	15,149	361	(50,443)	2,503,795	54,598	—
American Funds Mortgage Fund, Class R-6	2,379,780	136,006	14,929	355	(22,549)	2,478,663	29,000	—
U.S. Government Securities Fund, Class R-6	2,387,081	128,834	14,934	32	(22,350)	2,478,663	27,427	—
Intermediate Bond Fund of America, Class R-6	1,398,672	138,367	9,153	210	(4,454)	1,523,642	15,848	—
American Funds Multi-Sector Income Fund, Class R-6	1,430,285	54,930	8,870	511	(3,479)	1,473,377	23,863	—
American Funds Strategic Bond Fund, Class R-6	906,908	83,382	5,831	143	(13,867)	970,735	8,105	—
Capital World Bond Fund, Class R-6	906,908	94,155	5,880	388	(24,836)	970,735	8,763	—
The Bond Fund of America, Class R-6	—	141,901	862	9	1,214	142,262	368	—
						12,541,872
Total 100%				$173,759	$(476,802)	$50,264,263	$466,966	$1,625,424

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 16 of 27

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 17%	Shares	Value (000)
AMCAP Fund, Class R-6	66,228,342	$3,014,052
The Growth Fund of America, Class R-6	25,365,129	1,989,133
American Funds Global Insight Fund, Class R-6	64,704,166	1,574,252
New Perspective Fund, Class R-6	15,951,256	1,034,918
SMALLCAP World Fund, Inc., Class R-6	14,354,132	1,030,483
		8,642,838
Growth-and-income funds 28%
Capital World Growth and Income Fund, Class R-6	54,129,199	3,580,647
American Mutual Fund, Class R-6	62,129,100	3,574,908
Washington Mutual Investors Fund, Class R-6	40,517,690	2,595,563
Fundamental Investors, Class R-6	18,873,996	1,589,190
The Investment Company of America, Class R-6	26,326,441	1,588,538
International Growth and Income Fund, Class R-6	25,743,301	959,195
		13,888,041
Equity-income funds 8%
The Income Fund of America, Class R-6	80,728,508	2,035,166
Capital Income Builder, Class R-6	28,276,641	2,007,076
		4,042,242
Balanced funds 13%
American Balanced Fund, Class R-6	117,300,583	4,147,749
American Funds Global Balanced Fund, Class R-6	65,150,160	2,462,676
		6,610,425
Fixed income funds 34%
The Bond Fund of America, Class R-6	310,479,656	3,464,953
American Funds Inflation Linked Bond Fund, Class R-6	322,176,502	2,986,576
American Funds Mortgage Fund, Class R-6	284,802,311	2,457,844
Intermediate Bond Fund of America, Class R-6	197,575,880	2,457,844
U.S. Government Securities Fund, Class R-6	206,508,168	2,432,666
American Funds Multi-Sector Income Fund, Class R-6	157,010,032	1,475,894
American Funds Strategic Bond Fund, Class R-6	105,446,892	955,349
Capital World Bond Fund, Class R-6	59,283,649	933,718
American High-Income Trust, Class R-6	716,823	7,061
		17,171,905
Total investment securities 100% (cost: $43,907,016,000)		50,355,451
Other assets less liabilities 0%		(6,682)
Net assets 100%		$50,348,769
American Funds Target Date Retirement Series — Page 17 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 17%
AMCAP Fund, Class R-6	$3,004,066	$181,228	$217,519	$21,398	$24,879	$3,014,052	$18,302	$162,926
The Growth Fund of America, Class R-6	2,025,921	171,868	240,067	42,355	(10,944)	1,989,133	13,492	158,376
American Funds Global Insight Fund, Class R-6	1,538,668	19,203	17,850	2,796	31,435	1,574,252	19,203	—
New Perspective Fund, Class R-6	1,046,888	54,145	73,681	10,172	(2,606)	1,034,918	9,117	45,028
SMALLCAP World Fund, Inc., Class R-6	1,059,615	9,605	45,170	(3,656)	10,089	1,030,483	9,605	—
						8,642,838
Growth-and-income funds 28%
Capital World Growth and Income Fund, Class R-6	3,449,339	220,861	27,195	8,882	(71,240)	3,580,647	21,391	199,470
American Mutual Fund, Class R-6	3,538,996	170,099	77,137	19,727	(76,777)	3,574,908	20,964	149,136
Washington Mutual Investors Fund, Class R-6	2,549,474	112,518	88,792	19,482	2,881	2,595,563	11,806	100,712
Fundamental Investors, Class R-6	1,561,415	112,734	72,855	19,996	(32,100)	1,589,190	8,604	104,131
The Investment Company of America, Class R-6	1,564,587	119,589	96,670	28,364	(27,332)	1,588,538	5,132	114,457
International Growth and Income Fund, Class R-6	958,693	11,462	5,813	1,718	(6,865)	959,195	4,581	6,881
						13,888,041
Equity-income funds 8%
The Income Fund of America, Class R-6	2,003,005	83,181	12,290	3,032	(41,762)	2,035,166	39,725	43,456
Capital Income Builder, Class R-6	1,981,701	73,342	12,116	3,079	(38,930)	2,007,076	27,927	45,415
						4,042,242
Balanced funds 13%
American Balanced Fund, Class R-6	3,993,610	240,929	25,176	10,164	(71,778)	4,147,749	46,529	194,399
American Funds Global Balanced Fund, Class R-6	2,438,074	96,465	14,859	3,381	(60,385)	2,462,676	13,131	83,335
						6,610,425
Fixed income funds 34%
The Bond Fund of America, Class R-6	3,285,922	235,410	20,695	596	(36,280)	3,464,953	38,920	—
American Funds Inflation Linked Bond Fund, Class R-6	2,898,944	165,221	17,901	388	(60,076)	2,986,576	65,179	—
American Funds Mortgage Fund, Class R-6	2,398,651	95,502	14,690	188	(21,807)	2,457,844	28,876	—
Intermediate Bond Fund of America, Class R-6	2,382,398	97,776	14,689	224	(7,865)	2,457,844	26,455	—
U.S. Government Securities Fund, Class R-6	2,403,821	65,616	14,528	(20)	(22,223)	2,432,666	27,259	—
American Funds Multi-Sector Income Fund, Class R-6	1,463,577	24,291	8,832	420	(3,562)	1,475,894	24,291	—
American Funds Strategic Bond Fund, Class R-6	949,619	25,538	5,723	83	(14,168)	955,349	8,206	—
Capital World Bond Fund, Class R-6	945,350	19,002	5,622	101	(25,113)	933,718	8,805	—
American High-Income Trust, Class R-6	—	7,015	43	1	88	7,061	21	—
						17,171,905
Total 100%				$192,871	$(562,441)	$50,355,451	$497,521	$1,407,722

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 18 of 27

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 6%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	40,484,853	$984,996
AMCAP Fund, Class R-6	21,241,929	966,720
SMALLCAP World Fund, Inc., Class R-6	52,606	3,777
The Growth Fund of America, Class R-6	48,158	3,777
New Perspective Fund, Class R-6	58,208	3,776
		1,963,046
Growth-and-income funds 24%
American Mutual Fund, Class R-6	34,731,775	1,998,466
Capital World Growth and Income Fund, Class R-6	29,961,931	1,981,982
Washington Mutual Investors Fund, Class R-6	26,009,269	1,666,154
The Investment Company of America, Class R-6	16,588,000	1,000,920
Fundamental Investors, Class R-6	11,878,917	1,000,205
International Growth and Income Fund, Class R-6	8,562,942	319,055
		7,966,782
Equity-income funds 13%
The Income Fund of America, Class R-6	108,176,841	2,727,138
Capital Income Builder, Class R-6	23,911,995	1,697,274
		4,424,412
Balanced funds 12%
American Balanced Fund, Class R-6	75,496,438	2,669,554
American Funds Global Balanced Fund, Class R-6	35,425,565	1,339,086
		4,008,640
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	286,257,770	2,653,610
The Bond Fund of America, Class R-6	237,272,631	2,647,963
American Funds Mortgage Fund, Class R-6	230,065,752	1,985,467
Intermediate Bond Fund of America, Class R-6	159,380,423	1,982,692
U.S. Government Securities Fund, Class R-6	140,276,052	1,652,452
American Funds Multi-Sector Income Fund, Class R-6	142,670,684	1,341,104
American High-Income Trust, Class R-6	100,601,855	990,928
American Funds Strategic Bond Fund, Class R-6	108,965,725	987,230
Capital World Bond Fund, Class R-6	41,737,527	657,366
		14,898,812
Total investment securities 100% (cost: $29,999,375,000)		33,261,692
Other assets less liabilities 0%		(5,111)
Net assets 100%		$33,256,581
American Funds Target Date Retirement Series — Page 19 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 6%
American Funds Global Insight Fund, Class R-6	$1,025,849	$12,480	$75,282	$8,827	$13,122	$984,996	$12,481	$—
AMCAP Fund, Class R-6	1,016,615	59,709	126,008	26,401	(9,997)	966,720	6,030	53,680
SMALLCAP World Fund, Inc., Class R-6	24,530	91	21,030	(4,298)	4,484	3,777	90	—
The Growth Fund of America, Class R-6	24,530	830	22,177	14,114	(13,520)	3,777	65	764
New Perspective Fund, Class R-6	24,530	504	21,444	13,820	(13,634)	3,776	85	420
						1,963,046
Growth-and-income funds 24%
American Mutual Fund, Class R-6	2,026,407	95,999	92,453	29,540	(61,027)	1,998,466	11,831	84,168
Capital World Growth and Income Fund, Class R-6	2,016,335	126,627	125,499	13,383	(48,864)	1,981,982	12,264	114,363
Washington Mutual Investors Fund, Class R-6	1,688,965	73,445	111,182	36,947	(22,021)	1,666,154	7,706	65,739
The Investment Company of America, Class R-6	1,016,827	76,421	93,706	31,528	(30,150)	1,000,920	3,280	73,141
Fundamental Investors, Class R-6	1,017,161	71,598	82,299	29,746	(36,001)	1,000,205	5,464	66,133
International Growth and Income Fund, Class R-6	353,901	4,220	36,387	4,432	(7,111)	319,055	1,687	2,533
						7,966,782
Equity-income funds 13%
The Income Fund of America, Class R-6	2,692,029	111,588	24,507	4,294	(56,266)	2,727,138	53,292	58,296
Capital Income Builder, Class R-6	1,701,608	62,976	36,036	2,998	(34,272)	1,697,274	23,980	38,996
						4,424,412
Balanced funds 12%
American Balanced Fund, Class R-6	2,745,103	159,379	194,430	19,427	(59,925)	2,669,554	30,780	128,599
American Funds Global Balanced Fund, Class R-6	1,384,240	53,866	66,745	5,598	(37,873)	1,339,086	7,332	46,534
						4,008,640
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	2,654,289	71,147	16,585	212	(55,453)	2,653,610	59,392	—
The Bond Fund of America, Class R-6	2,644,692	48,121	16,516	(7)	(28,327)	2,647,963	30,283	—
American Funds Mortgage Fund, Class R-6	1,959,497	56,397	12,370	106	(18,163)	1,985,467	23,621	—
Intermediate Bond Fund of America, Class R-6	1,978,348	23,117	12,374	74	(6,473)	1,982,692	21,752	—
U.S. Government Securities Fund, Class R-6	1,649,090	28,971	10,293	(50)	(15,266)	1,652,452	18,626	—
American Funds Multi-Sector Income Fund, Class R-6	1,330,248	22,077	8,365	356	(3,212)	1,341,104	22,078	—
American High-Income Trust, Class R-6	965,238	26,854	6,195	625	4,406	990,928	16,246	—
American Funds Strategic Bond Fund, Class R-6	956,886	50,749	6,162	74	(14,317)	987,230	8,354	—
Capital World Bond Fund, Class R-6	657,898	20,844	4,126	87	(17,337)	657,366	6,128	—
						14,898,812
Total 100%				$238,234	$(567,197)	$33,261,692	$382,847	$733,366

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 20 of 27

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	12,189,592	$296,573
AMCAP Fund, Class R-6	3,284,231	149,465
		446,038
Growth-and-income funds 22%
American Mutual Fund, Class R-6	16,153,822	929,491
Capital World Growth and Income Fund, Class R-6	11,715,274	774,965
Washington Mutual Investors Fund, Class R-6	11,975,779	767,168
The Investment Company of America, Class R-6	7,727,850	466,299
Fundamental Investors, Class R-6	5,432,383	457,407
International Growth and Income Fund, Class R-6	15,820	589
		3,395,919
Equity-income funds 18%
The Income Fund of America, Class R-6	74,073,475	1,867,392
Capital Income Builder, Class R-6	13,135,596	932,365
		2,799,757
Balanced funds 12%
American Balanced Fund, Class R-6	34,881,640	1,233,415
American Funds Global Balanced Fund, Class R-6	16,448,614	621,758
		1,855,173
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	134,498,449	1,246,801
The Bond Fund of America, Class R-6	110,898,882	1,237,632
Intermediate Bond Fund of America, Class R-6	74,868,816	931,368
American Funds Mortgage Fund, Class R-6	107,752,615	929,905
U.S. Government Securities Fund, Class R-6	64,020,211	754,158
American Funds Multi-Sector Income Fund, Class R-6	66,389,596	624,062
American High-Income Trust, Class R-6	47,808,640	470,915
American Funds Strategic Bond Fund, Class R-6	51,465,833	466,280
Capital World Bond Fund, Class R-6	19,563,776	308,129
Short-Term Bond Fund of America, Class R-6	1,974,294	18,855
		6,988,105
Total investment securities 100% (cost: $13,836,438,000)		15,484,992
Other assets less liabilities 0%		(3,338)
Net assets 100%		$15,481,654
American Funds Target Date Retirement Series — Page 21 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$318,422	$3,854	$32,191	$3,652	$2,836	$296,573	$3,854	$—
AMCAP Fund, Class R-6	160,521	9,320	22,834	6,591	(4,133)	149,465	941	8,379
						446,038
Growth-and-income funds 22%
American Mutual Fund, Class R-6	944,583	54,137	55,033	19,440	(33,636)	929,491	5,504	39,158
Capital World Growth and Income Fund, Class R-6	783,419	49,526	44,654	12,208	(25,534)	774,965	4,742	44,221
Washington Mutual Investors Fund, Class R-6	785,755	35,872	61,295	22,308	(15,472)	767,168	3,580	30,544
The Investment Company of America, Class R-6	469,836	35,330	39,804	15,463	(14,526)	466,299	1,510	33,681
Fundamental Investors, Class R-6	469,990	33,354	43,102	17,633	(20,468)	457,407	2,520	30,497
International Growth and Income Fund, Class R-6	2,187	7	1,574	446	(477)	589	3	4
						3,395,919
Equity-income funds 18%
The Income Fund of America, Class R-6	1,896,368	84,687	78,373	9,385	(44,675)	1,867,392	36,822	40,280
Capital Income Builder, Class R-6	951,087	34,731	36,300	6,378	(23,531)	932,365	13,225	21,506
						2,799,757
Balanced funds 12%
American Balanced Fund, Class R-6	1,261,505	73,694	83,433	8,923	(27,274)	1,233,415	14,232	59,462
American Funds Global Balanced Fund, Class R-6	635,631	24,748	23,853	1,059	(15,827)	621,758	3,369	21,379
						1,855,173
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	1,267,976	28,381	23,333	(2,230)	(23,993)	1,246,801	28,085	—
The Bond Fund of America, Class R-6	1,265,117	16,263	30,427	(1,109)	(12,212)	1,237,632	14,311	—
Intermediate Bond Fund of America, Class R-6	947,390	12,017	25,015	(871)	(2,153)	931,368	10,319	—
American Funds Mortgage Fund, Class R-6	941,663	15,724	18,902	(182)	(8,398)	929,905	11,208	—
U.S. Government Securities Fund, Class R-6	783,940	10,981	33,161	(5,714)	(1,888)	754,158	8,778	—
American Funds Multi-Sector Income Fund, Class R-6	639,160	10,378	24,183	127	(1,420)	624,062	10,378	—
American High-Income Trust, Class R-6	483,917	7,884	23,343	(265)	2,722	470,915	7,884	—
American Funds Strategic Bond Fund, Class R-6	469,756	6,417	2,798	19	(7,114)	466,280	4,062	—
Capital World Bond Fund, Class R-6	311,858	6,382	1,859	13	(8,265)	308,129	2,905	—
Short-Term Bond Fund of America, Class R-6	—	18,925	113	—	43	18,855	36	—
						6,988,105
Total 100%				$113,274	$(285,395)	$15,484,992	$188,268	$329,111

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 22 of 27

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	5,051,495	$290,663
Capital World Growth and Income Fund, Class R-6	3,612,995	239,000
Washington Mutual Investors Fund, Class R-6	3,050,519	195,416
The Investment Company of America, Class R-6	2,436,832	147,039
Fundamental Investors, Class R-6	1,128,044	94,981
		967,099
Equity-income funds 19%
The Income Fund of America, Class R-6	25,634,837	646,254
Capital Income Builder, Class R-6	4,176,251	296,430
		942,684
Balanced funds 11%
American Balanced Fund, Class R-6	9,670,465	341,948
American Funds Global Balanced Fund, Class R-6	5,041,808	190,580
		532,528
Fixed income funds 50%
The Bond Fund of America, Class R-6	39,382,498	439,509
Intermediate Bond Fund of America, Class R-6	35,308,907	439,243
American Funds Inflation Linked Bond Fund, Class R-6	42,299,486	392,116
American Funds Mortgage Fund, Class R-6	34,104,851	294,325
Short-Term Bond Fund of America, Class R-6	25,386,518	242,441
American Funds Multi-Sector Income Fund, Class R-6	20,968,098	197,100
American Funds Strategic Bond Fund, Class R-6	21,242,949	192,461
American High-Income Trust, Class R-6	14,545,702	143,275
Capital World Bond Fund, Class R-6	6,187,087	97,447
U.S. Government Securities Fund, Class R-6	219,696	2,588
		2,440,505
Total investment securities 100% (cost: $4,352,765,000)		4,882,816
Other assets less liabilities 0%		(818)
Net assets 100%		$4,881,998
— Page 23 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6[2]	$1,325	$—	$1,370	$431	$(386)	$—	$—	$—
American Funds Global Insight Fund, Class R-6[2]	1,325	—	1,333	192	(184)	—	—	—
						—
Growth-and-income funds 20%
American Mutual Fund, Class R-6	298,815	18,067	21,664	6,667	(11,222)	290,663	1,739	12,374
Capital World Growth and Income Fund, Class R-6	247,868	16,054	20,766	5,195	(9,351)	239,000	1,482	13,824
Washington Mutual Investors Fund, Class R-6	199,186	8,688	14,285	5,947	(4,120)	195,416	900	7,677
The Investment Company of America, Class R-6	149,256	11,025	13,689	5,978	(5,531)	147,039	471	10,499
Fundamental Investors, Class R-6	99,881	6,896	11,298	5,681	(6,179)	94,981	526	6,370
						967,099
Equity-income funds 19%
The Income Fund of America, Class R-6	649,550	33,653	25,136	4,433	(16,246)	646,254	12,569	13,750
Capital Income Builder, Class R-6	301,225	11,207	10,638	1,944	(7,308)	296,430	4,161	6,767
						942,684
Balanced funds 11%
American Balanced Fund, Class R-6	351,218	20,267	24,694	3,909	(8,752)	341,948	3,914	16,353
American Funds Global Balanced Fund, Class R-6	200,346	7,772	12,868	433	(5,103)	190,580	1,058	6,714
						532,528
Fixed income funds 50%
The Bond Fund of America, Class R-6	445,302	5,065	6,095	(358)	(4,405)	439,509	5,065	—
Intermediate Bond Fund of America, Class R-6	438,055	4,816	2,212	13	(1,429)	439,243	4,816	—
American Funds Inflation Linked Bond Fund, Class R-6	404,022	8,883	12,485	(1,089)	(7,215)	392,116	8,883	—
American Funds Mortgage Fund, Class R-6	298,157	3,543	4,630	(225)	(2,520)	294,325	3,543	—
Short-Term Bond Fund of America, Class R-6	233,155	10,249	1,216	23	230	242,441	2,590	—
American Funds Multi-Sector Income Fund, Class R-6	204,771	3,309	10,596	97	(481)	197,100	3,309	—
American Funds Strategic Bond Fund, Class R-6	194,699	1,682	969	4	(2,955)	192,461	1,682	—
American High-Income Trust, Class R-6	156,045	2,506	16,044	(732)	1,500	143,275	2,506	—
Capital World Bond Fund, Class R-6	100,993	941	1,791	(40)	(2,656)	97,447	941	—
U.S. Government Securities Fund, Class R-6	14,938	68	12,371	(1,758)	1,711	2,588	68	—
						2,440,505
Total 100%				$36,745	$(92,602)	$4,882,816	$60,223	$94,328

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 1/31/2025.
— Page 24 of 27

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2025
unaudited

Fund investments Growth-and-income funds 16%	Shares	Value (000)
American Mutual Fund, Class R-6	3,320,392	$191,056
Washington Mutual Investors Fund, Class R-6	2,410,063	154,389
Capital World Growth and Income Fund, Class R-6	1,721,274	113,862
The Investment Company of America, Class R-6	1,887,012	113,862
Fundamental Investors, Class R-6	435,501	36,669
		609,838
Equity-income funds 25%
The Income Fund of America, Class R-6	27,613,869	696,146
Capital Income Builder, Class R-6	3,813,189	270,660
		966,806
Balanced funds 9%
American Balanced Fund, Class R-6	7,640,893	270,182
American Funds Global Balanced Fund, Class R-6	1,940,203	73,340
		343,522
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	34,447,906	428,532
The Bond Fund of America, Class R-6	34,767,526	388,006
Short-Term Bond Fund of America, Class R-6	32,852,769	313,744
American Funds Mortgage Fund, Class R-6	31,766,606	274,146
American Funds Inflation Linked Bond Fund, Class R-6	28,948,903	268,356
American Funds Strategic Bond Fund, Class R-6	17,259,766	156,373
American Funds Multi-Sector Income Fund, Class R-6	11,713,886	110,111
American High-Income Trust, Class R-6	11,208	110
Capital World Bond Fund, Class R-6	7,010	110
		1,939,488
Total investment securities 100% (cost: $3,561,588,000)		3,859,654
Other assets less liabilities 0%		(535)
Net assets 100%		$3,859,119
American Funds Target Date Retirement Series — Page 25 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16%
American Mutual Fund, Class R-6	$197,264	$9,809	$12,959	$4,260	$(7,318)	$191,056	$1,150	$8,183
Washington Mutual Investors Fund, Class R-6	157,559	7,339	11,989	4,578	(3,098)	154,389	714	6,091
Capital World Growth and Income Fund, Class R-6	117,854	7,318	9,295	1,941	(3,956)	113,862	709	6,609
The Investment Company of America, Class R-6	117,855	8,935	13,249	4,635	(4,314)	113,862	373	8,321
Fundamental Investors, Class R-6	39,323	2,766	5,135	2,114	(2,399)	36,669	211	2,555
						609,838
Equity-income funds 25%
The Income Fund of America, Class R-6	711,637	32,910	34,924	2,611	(16,088)	696,146	13,870	15,173
Capital Income Builder, Class R-6	276,654	10,166	11,111	1,927	(6,976)	270,660	3,871	6,295
						966,806
Balanced funds 9%
American Balanced Fund, Class R-6	275,998	16,159	17,989	1,576	(5,562)	270,182	3,121	13,039
American Funds Global Balanced Fund, Class R-6	79,250	3,083	7,060	851	(2,784)	73,340	420	2,663
						343,522
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	436,332	7,720	14,119	(782)	(619)	428,532	4,738	—
The Bond Fund of America, Class R-6	396,282	5,508	9,610	(1,073)	(3,101)	388,006	4,482	—
Short-Term Bond Fund of America, Class R-6	317,945	6,509	11,026	(356)	672	313,744	3,442	—
American Funds Mortgage Fund, Class R-6	275,693	6,395	5,473	(903)	(1,566)	274,146	3,281	—
American Funds Inflation Linked Bond Fund, Class R-6	281,286	6,166	13,218	(1,135)	(4,743)	268,356	6,166	—
American Funds Strategic Bond Fund, Class R-6	157,464	1,683	397	5	(2,382)	156,373	1,361	—
American Funds Multi-Sector Income Fund, Class R-6	123,158	1,933	14,650	70	(400)	110,111	1,933	—
American High-Income Trust, Class R-6	4,660	15	4,576	577	(566)	110	15	—
Capital World Bond Fund, Class R-6	4,279	2	4,115	(483)	427	110	2	—
						1,939,488
Total 100%				$20,413	$(64,773)	$3,859,654	$49,859	$68,929

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 26 of 27

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
January 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-850-0325
American Funds Target Date Retirement Series — Page 27 of 27